Notes Payable - Narrative (Details)		3 Months Ended		12 Months Ended
	Jul. 09, 2021 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022	Mar. 31, 2022 shares	Jan. 01, 2022 installment	Dec. 31, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2021 installment	Dec. 31, 2021 shares
Debt Instrument [Line Items]
Debt discount and issuance cost amortization		$ 200,000	$ 0	$ 200,000	$ 0
Term Loans unamortized discount and loan issuance costs		$ 1,000,000.0		$ 1,200,000	$ 0
Stock price
Debt Instrument [Line Items]
Warrant liability, measurement input (in dollars per share)							4.81			6.04	6.04
Warrants For Consideration Of Term Loan
Debt Instrument [Line Items]
Warrants, issued or issuable (in shares) | shares	732,280
Number of securities called by each warrant or right (in shares) | shares	1
Public Warrants
Debt Instrument [Line Items]
Number of securities called by each warrant or right (in shares) | shares								1					1
Public Warrants | Stock price
Debt Instrument [Line Items]
Warrant liability, measurement input (in dollars per share)						0.91	0.91			1.16
Silicon Valley Bank ("SVB") | Warrants For Consideration Of Term Loan
Debt Instrument [Line Items]
Warrants, issued or issuable (in shares) | shares	366,140
SVB Innovation Credit Fund VIII, L.P. ("SVB Innovation") | Warrants For Consideration Of Term Loan
Debt Instrument [Line Items]
Warrants, issued or issuable (in shares) | shares	366,140
Secured Debt | SVB Term Loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 20,000,000
Number of monthly installments | installment									24			24
Effective rate											8.50%
Increase in annual interest rate upon event of default		2.00%		2.00%
Interest expense, debt		$ 400,000		$ 900,000
Debt discount and issuance cost amortization		200,000		200,000
Term Loans unamortized discount and loan issuance costs		$ 1,000,000.0		$ 1,200,000